Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	358,866,049.01	20,948
Yield Supplement Overcollateralization Amount 09/30/25	24,633,069.25	0
Receivables Balance 09/30/25	383,499,118.26	20,948
Principal Payments	19,332,485.03	569
Defaulted Receivables	889,886.19	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	22,792,680.13	0
Pool Balance at 10/31/25	340,484,066.91	20,338

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.22%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	8,492,307.18	346
Past Due 61-90 days	2,358,605.26	89
Past Due 91-120 days	522,007.71	19
Past Due 121+ days	0.00	0
Total	11,372,920.15	454

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	645,227.88
Aggregate Net Losses/(Gains) - October 2025	244,658.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.77%
Prior Net Losses/(Gains) Ratio	0.41%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.14%
Weighted Average Contract Rate, Yield Adjusted	10.74%
Weighted Average Remaining Term	37.35

Flow of Funds	$ Amount
Collections	21,930,196.73
Investment Earnings on Cash Accounts	18,408.29
Servicing Fee	(319,582.60)
Transfer to Collection Account	-
Available Funds	21,629,022.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,308,323.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	13,175,279.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,727,497.29

Total Distributions of Available Funds	21,629,022.42

Servicing Fee	319,582.60
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	353,659,346.56
Principal Paid	18,381,982.10
Note Balance @ 11/17/25	335,277,364.46

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2b
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	222,809,346.56
Principal Paid	18,381,982.10
Note Balance @ 11/17/25	204,427,364.46
Note Factor @ 11/17/25	64.6308455%

Class A-4
Note Balance @ 10/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	84,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	31,200,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	15,650,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,519,543.03
Total Principal Paid	18,381,982.10
Total Paid	19,901,525.13

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.23367%
Coupon	4.64367%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	956,223.45
Principal Paid	18,381,982.10
Total Paid to A-3 Holders	19,338,205.55

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4628573
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6962523
Total Distribution Amount	19.1591096

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.0231535
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.1156563
Total A-3 Distribution Amount	61.1388098

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	716.75
Noteholders' Principal Distributable Amount	283.25

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	2,603,351.22
Investment Earnings	8,812.25
Investment Earnings Paid	(8,812.25)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,316,019.21	2,215,187.24	2,404,688.16
Number of Extensions	138	89	92
Ratio of extensions to Beginning of Period Receivables Balance	0.86%	0.55%	0.57%